Share-Based Compensation (Schedule of Restricted Share Units Activities) (Details) - Restricted Stock Units (RSUs) [Member] - 2015 Plan [Member]	12 Months Ended
Dec. 31, 2020 ¥ / shares shares
Number of restricted share units
Outstanding, beginning balance | shares	2,520,555
Granted | shares	2,714,283
Vested | shares	(1,509,768)
Forfeited | shares	(381,659)
Cancelled | shares	(8,479)
Outstanding, ending balance | shares	3,334,932
Weighted-Average Grant-Date Fair Value
Outstanding, beginning balance | ¥ / shares	¥ 61.05
Granted | ¥ / shares	70.09
Vested | ¥ / shares	58.83
Forfeited | ¥ / shares	79.83
Cancelled | ¥ / shares	36.82
Outstanding and unvested, as of December 31, 2019 | ¥ / shares	¥ 68.40